Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 17,207	$ 10,570
Accumulated depreciation	(7,960)	(5,792)
Property and equipment, net	9,247	4,778
Computer and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,935	1,421
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,332	842
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,962	5,996
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,978	$ 2,311